Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Schedule of Prepayments and Other Receivables [Abstract]
Rental deposit	$ 345,980	$ 44,467	$ 80,000
Prepayment of consulting fee	1,500,000	192,790
Others	364	47
Total	$ 1,846,344	$ 237,304	$ 80,000